Share-Based Payments - Schedule of Weighted-average Assumptions Used for Determination of Fair Values of Stock Options (Detail)	12 Months Ended
	Oct. 31, 2025 yr $ / shares	Oct. 31, 2024 yr $ / shares
Two thousand and twenty five stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate %	2.77%
Expected dividend yield	4.88%
Expected price volatility	19.33%
Expected life of option | yr	6.84
Weighted-average fair value | $ / shares	$ 8.07
Two thousand and twenty four stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate %		3.26%
Expected dividend yield		4.47%
Expected price volatility		19.76%
Expected life of option | yr		6.9
Weighted-average fair value | $ / shares		$ 7.68